THE ADVISORS’ INNER CIRCLE FUND II

3EDGE Dynamic Fixed Income ETF

3EDGE Dynamic Hard Assets ETF

3EDGE Dynamic US Equity ETF

3EDGE Dynamic International Equity ETF

(the “Funds”)

Supplement dated March 20, 2025 to the Funds’ Statement of Additional Information dated September 13, 2024 (the “SAI”).

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

In the “Portfolio Managers” section of the SAI on page S-41, the disclosure related to “Fund Shares Owned by the Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

Fund Shares Owned by the Portfolio Managers. The following table shows the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of the Funds. The information below is provided as of March 20, 2025. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

Name	Dollar Range of Fund Shares Owned
Stephen Cucchiaro	$50,001 – $100,000 (3EDGE Dynamic International Equity ETF) $100,001 – $500,000 (3EDGE Dynamic Fixed Income ETF, 3EDGE Dynamic Hard Assets ETF, 3EDGE Dynamic US Equity ETF)
Monica Chandra	$100,001 – $500,000 (3EDGE Dynamic Fixed Income ETF, 3EDGE Dynamic Hard Assets ETF, 3EDGE Dynamic US Equity ETF, 3EDGE Dynamic International Equity ETF)
DeFred Folts	$50,001 – $100,000 (3EDGE Dynamic Fixed Income ETF, 3EDGE Dynamic Hard Assets ETF, 3EDGE Dynamic International Equity ETF) $100,001 – $500,000 (3EDGE Dynamic US Equity ETF)
Eric Biegeleisen	$10,001 – $50,000 (3EDGE Dynamic Fixed Income ETF, 3EDGE Dynamic Hard Assets ETF, 3EDGE Dynamic International Equity ETF) $50,001 – $100,000 (3EDGE Dynamic US Equity ETF)
Lawrence Jules	$1– $10,000 (3EDGE Dynamic Fixed Income ETF, 3EDGE Dynamic Hard Assets ETF, 3EDGE Dynamic US Equity ETF, 3EDGE Dynamic International Equity ETF)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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